ORGANIZATION AND OPERATIONS (Details Narrative)	Aug. 25, 2021	Apr. 05, 2021
Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership Percentage	100.00%	100.00%